Loans and asset quality - Loan Distribution and Industry Concentrations (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 56,564	$ 61,540
Unearned income on lease financings	358	394
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,100
Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,600
Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15,965	16,528
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	594	708
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,500	5,100
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	13,500	15,800
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	45,044	48,895
Domestic | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,949	2,744
Domestic | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,787	4,900
Domestic | Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,091	5,568
Domestic | Lease financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	706	772
Domestic | Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15,843	16,420
Domestic | Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	594	708
Domestic | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,550	963	$ 1,055
Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,181	1,131	1,202
Domestic | Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	13,343	15,689	$ 17,503
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,520	12,645
Foreign | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	183	167
Foreign | Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,492	7,483
Foreign | Lease financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	551	527
Foreign | Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	122	108
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,031	4,264
Foreign | Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 141	$ 96